Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 8,973,606	$ 9,612,575	$ 8,377,023
Interests charged to customers in energy accounts and billing	8,057,203	7,140,984	8,556,587
Finance income by law	5,225,739
Other financial income	5,142,727	3,180,909	4,729,078
Total Financial Income	27,399,275	19,934,468	21,662,688
Financial Costs	(164,897,900)	(122,184,189)	(53,510,882)
Bank loans	(14,487,700)	(20,701,774)	(12,585)
Secured and unsecured obligations	(81,818,564)	(62,255,300)	(42,708,253)
Financial leasing	(1,815,170)	(739,069)	(811,172)
Valuation of financial derivatives	1,775,749	1,183,228	(1,067,820)
Financial provisions	(4,356,650)	(3,176,001)	(2,347,087)
Post-employment benefit obligations	(2,639,738)	(2,750,376)	(2,678,300)
Debt formalization expenses and other associated expenses	(4,710,012)	(9,373,412)	(836,174)
Capitalized borrowing costs	9,321,354	6,435,646	4,078,463
Financial cost related companies	(31,304,382)	(23,228,947)	(452,642)
Financial cost by Law N°21,185	(19,062,333)
Other financial costs	(15,800,454)	(7,578,184)	(6,675,312)
Profit (losses) from Indexed Assets and Liabilities	(2,982,268)	(818,146)	916,666
Foreign Currency Exchange Differences	(10,412,110)	(7,807,197)	8,516,874
Total Financial Costs	(178,292,278)	(130,809,532)	(44,077,342)
Total Financial Results	$ (150,893,003)	$ (110,875,064)	$ (22,414,654)